Prepaid Expenses and Other Assets	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets

Note 3. Prepaid Expenses and Other Assets

As of June 30, 2022 and December 31, 2021, our other assets mainly consist of various deposits with vendors, professional service agents, or security deposits on office and warehouse leases. As of June 30, 2022 and December 31, 2021 we had office and warehouse lease deposits in the amount of $61,676 and $73,245. As of June 30, 2022 we had deposits in the amounts of $161,458 with vendors, professional service agencies, and a reclamation bond with the Utah Division of Oil, Gas and Mining in the amount of $14,288.